Summary of Material Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Office equipment [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Office equipment [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Leasehold improvements [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Leasehold improvements [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Others [Member] | Bottom of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Others [Member] | Top of range [member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	15 years